Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Shareholders' Equity
Cash Dividends (in dollars per share)	$ 0.58	$ 0.43	$ 0.40
Purchase of treasury stock (in shares)	261,079	787,387	95,466